FAIR VALUE MEASURES AND DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Rental Properties, Net, Measured at Fair Value on a Non-recurring Basis
The following table presents information about the Company’s rental properties measured at fair value on a non-recurring basis and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value (in thousands):

	Level 1	Level 2	Level 3	Total
For the year ended December 31, 2012:
Assets:
Cannery	$—	$—	$8,917	$8,917
Campus Club	—	—	8,535	8,535
Rental properties, net	$—	$—	$17,452	$17,452

For the year ended December 31, 2011:
Assets:
Vista	$—	$—	$12,000	$12,000
Rental properties, net	$—	$—	$12,000	$12,000

Carrying and Fair Values of the Company's Loans Held for Investment, Net, Mortgage Note Payable and Revolving Credit Facility
The carrying and fair values of the Company’s loans held for investment, net, mortgage note payable and revolving credit facility were as follows (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Loans held for investment, net	$11,109	$11,109	$16,356	$16,356

Mortgage note payable	$(9,043)	$(9,043)	$—	$—

Revolving credit facility	$(760)	$(760)	$—	$—